Trade Accounts Receivable, Net - Schedule of Current and Non-Current Unbilled Receivables (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Accounts Receivable [line items]
Unbilled receivables	S/ 664,021	S/ 1,157,187
GyM S A [member]
Disclosure Of Accounts Receivable [line items]
Unbilled receivables	14,455	581,946
GyM Ferrovias S.A. [member]
Disclosure Of Accounts Receivable [line items]
Unbilled receivables	558,179	354,763
CONCARSA [member]
Disclosure Of Accounts Receivable [line items]
Unbilled receivables	38,770	52,508
Survial S.A. [member]
Disclosure Of Accounts Receivable [line items]
Unbilled receivables	19,138	30,647
GMI SA [member]
Disclosure Of Accounts Receivable [line items]
Unbilled receivables	26,622	19,699
Norvial S.A. [member]
Disclosure Of Accounts Receivable [line items]
Unbilled receivables	2,885	7,057
CAM Holding S.p.A. [member]
Disclosure Of Accounts Receivable [line items]
Unbilled receivables		85,366
Other subsidiaries [member]
Disclosure Of Accounts Receivable [line items]
Unbilled receivables	S/ 3,972	S/ 25,201